Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2023
Document Effective Date	Nov. 01, 2023
Prospectus Date	Nov. 01, 2023
The Value Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCVEX
The Growth Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCEGX
The Institutional U.S. Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIGX
The Small Capitalization - Mid Capitalization Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCCEX
The ESG Growth Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCESX
The Catholic SRI Growth Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCSRX
The International Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIEX
The Institutional International Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCINX
The Emerging Markets Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCEMX
The Core Fixed Income Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIIX
The Corporate Opportunities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCHYX
The U.S. Government Fixed Income Securities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCUSX
The U.S. Corporate Fixed Income Securities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCXSX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCASX
The Short-Term Municipal Bond Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCSBX
The Intermediate Term Municipal Bond Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIMX